UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940
(Amendment No. 1)

File No. 814-00061

CAPITAL SOUTHWEST CORPORATION
(Exact Name Of Registrant As Specified In Charter)

5400 Lyndon B. Johnson Freeway, Suite 1300
Dallas, Texas 75240
(Address of Principal Executive Offices) (Zip Code)

This Amendment No. 1 to the Notice of Intention to Redeem Securities is being filed by Capital Southwest Corporation (the "Company") as an amendment to the Notice of Intention to Redeem Securities that the Company filed with the Securities and Exchange Commission (the "SEC") on February 27, 2020. The undersigned hereby notifies the SEC that it has rescinded its redemption notice of the Notes (as defined below), and no longer intends to redeem $35,000,000 in aggregate principal amount of the $77,136,175 in aggregate principal amount of issued and outstanding Notes.

(1)	Title of the class of securities of the Company that was to be redeemed:

5.95% Notes due 2022 (CUSIP: 140501 206; NASDAQ: CSWCL) (the "Notes").

SIGNATURES

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Amendment No. 1 to the Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of March, 2020.

Capital Southwest Corporation

By:	/s/ Bowen S. Diehl
Name: Bowen S. Diehl
Title: Chief Executive Officer and President